Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Unaudited Interim Condensed Consolidated Financial Statements [Abstract]
Allowance for credit losses (in Dollars)	$ 0	$ 24,617		$ 23,458
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock, shares authorized	227,791,050	227,791,050	[1]	227,791,050	[1]
Common stock, shares issued	13,747,982	7,960,938	[1]	5,319,758	[1]
Common stock, shares outstanding	13,747,982	7,960,938	[1]	5,319,758	[1]

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.